DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 9:-	DERIVATIVE INSTRUMENTS

As of December 31, 2015, the Company had outstanding forward exchange contracts designated as cash flow hedge for the acquisition of NIS 122,407 in consideration for $ 31,686 maturing, in a period of up to one year. As of December 31, 2016, the Company had outstanding forward exchange contracts designated as cash flow hedge for the acquisition of NIS 71,274 in consideration for $ 18,890 maturing in a period of up to one year.

The Company also enters into forward exchange contracts to hedge a portion of its certain monetary items in the balance sheet, such as trade receivables and trade payables denominated in foreign currencies for a period of up to one month (the "Fair Value Hedging Program"). The purpose of the Company's Fair Value Hedging Program is to protect the fair value of the monetary assets from foreign exchange rates fluctuations. Gains and losses from derivatives related to the Fair Value Hedging Program are not designated as hedging instruments.

	Loss recognized in Statements of Comprehensive loss		Gain (loss) recognized in consolidated statements of operations
	December 31,	Statement of	Year ended December 31,
	2016	Operations item	2014	2015	2016

Derivatives designated as hedging instruments:
Foreign exchange option and forward contract	$(256)	Operating expenses	$(495)	$110	$261

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	Financial expenses	(240)	705	(452)

Total	$(256)		$(735)	$815	$(191)

		December 31,
	Balance sheet	2015	2016
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	"Other account receivables and prepaid expenses"	$-	$21
	"Other account payables and accrued expenses"	$(163)	$(277)
	"Other comprehensive income (loss)"	$(163)	$(256)

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts and other derivatives	"Other receivables and prepaid expenses"	$138	$176
	"Other account payables and accrued expenses"	$(395)	$(79)